Other reserves	12 Months Ended
Dec. 31, 2024
Other reserves [Abstract]
Other reserves
19.	Other reserves

	2024 US$’000	2023 US$’000	2022 US$’000
(a) Composition:
Share-based payment reserve	3,918	3,788	5,873
Hedging reserve	20,705	39,312	68,458
Capital reserve	482,382	(25,137)	(710)
Translation reserve	(198)	(63)	29
Fair value reserve	10,906	9,720	—
	517,713	27,620	73,650

	2024 US$’000	2023 US$’000	2022 US$’000
(b) Movements of the reserves

Hedging reserve

At beginning of the financial year	39,312	68,458	348
Fair value gains on cash flow hedges	14,522	13,378	73,516
Reclassification to profit or loss	(33,129)	(42,524)	(5,406)
At end of the financial year	20,705	39,312	68,458

More information about derivatives used as hedges is disclosed in Note 12.